Long Term Rehabilitation Provision (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Rehabilitation Provision [Abstract]
Schedule of Long Term Rehabilitation Provision
	December 31,	December 31,
	2023	2022
	$	$
Asset retirement obligation provision	-	303,000